Schedule of investments
Optimum Large Cap Growth Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.70%♦
Communication Services — 11.11%
Alphabet Class A †	406,035	$ 56,719,029
Alphabet Class C †	397,849	56,068,860
Live Nation Entertainment †	56,147	5,255,359
Meta Platforms Class A †	137,224	48,571,807
Netflix †	54,187	26,382,566
Pinterest Class A †	164,695	6,100,303
		199,097,924
Consumer Discretionary — 17.32%
Amazon.com †	684,040	103,933,038
Booking Holdings †	3,300	11,705,826
Burlington Stores †	1,253	243,683
Chipotle Mexican Grill †	8,338	19,068,673
DoorDash Class A †	78,711	7,783,731
DraftKings Class A †	44,312	1,561,998
Grand Canyon Education †	39,625	5,232,085
Hilton Worldwide Holdings	1,644	299,356
Home Depot	23,337	8,087,437
Las Vegas Sands	20,551	1,011,315
Lululemon Athletica †	52,639	26,913,794
Magic Leap Class A =, †	2,058	715
McDonald's	12,361	3,665,160
Murphy USA	2,485	886,052
NIKE Class B	110,637	12,011,859
O'Reilly Automotive †	3,933	3,736,665
Pool	4,657	1,856,792
PulteGroup	26,259	2,710,454
Ross Stores	59,753	8,269,218
Royal Caribbean Cruises †	1,852	239,815
Starbucks	123,931	11,898,615
Tesla †	185,359	46,058,004
TJX	109,973	10,316,567
Toll Brothers	79,314	8,152,686
TopBuild †	3,037	1,136,628
Ulta Beauty †	6,342	3,107,517
Wingstop	40,737	10,452,299
		310,339,982
Consumer Staples — 2.88%
Constellation Brands Class A	26,473	6,399,848
Costco Wholesale	50,469	33,313,577
PepsiCo	3,702	628,748
Target	79,484	11,320,111
		51,662,284
Energy — 0.64%
EOG Resources	55,490	6,711,516
Schlumberger	89,955	4,681,258
		11,392,774
Financials — 6.78%
Block †	30,421	2,353,064
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Marsh & McLennan	2,257	$ 427,634
Mastercard Class A	115,294	49,174,044
MSCI	27,138	15,350,610
Primerica	7,750	1,594,640
Progressive	56,203	8,952,014
RLI	23,487	3,126,590
SLM	35,143	671,934
Tradeweb Markets Class A	32,163	2,922,973
Visa Class A	141,949	36,956,422
		121,529,925
Healthcare — 10.58%
AbbVie	15,514	2,404,205
Amgen	26,309	7,577,518
Biogen †	17,945	4,643,628
Cigna Group	1,010	302,445
Dexcom †	92,345	11,459,091
Edwards Lifesciences †	56,594	4,315,293
Elevance Health	2,314	1,091,190
Eli Lilly & Co.	59,850	34,887,762
Genmab †	11,651	3,718,202
Gilead Sciences	28,100	2,276,381
Humana	732	335,117
IDEXX Laboratories †	8,551	4,746,233
Incyte †	72,275	4,538,147
Insulet †	14,791	3,209,351
Intuitive Surgical †	45,684	15,411,954
Medpace Holdings †	36,252	11,112,326
Molina Healthcare †	424	153,195
Neurocrine Biosciences †	41,194	5,427,721
Regeneron Pharmaceuticals †	19,231	16,890,395
UnitedHealth Group	81,390	42,849,393
Veeva Systems Class A †	33,496	6,448,650
Vertex Pharmaceuticals †	4,607	1,874,542
Waters †	11,479	3,779,231
		189,451,970
Industrials — 4.84%
Acuity Brands	24,618	5,042,505
Advanced Drainage Systems	42,540	5,982,826
Boeing †	19,170	4,996,852
Cintas	5,767	3,475,540
Copart †	114,178	5,594,722
Core & Main Class A †	2,423	97,913
Donaldson	37,248	2,434,157
EMCOR Group	27,485	5,921,094
Fastenal	50,713	3,284,681
Fortive	73,023	5,376,683
JB Hunt Transport Services	23,428	4,679,509
Johnson Controls International	60,903	3,510,449
Lockheed Martin	8,686	3,936,843
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Schedule of investments
Optimum Large Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Nordson	19,667	$ 5,195,235
Paycom Software	17,150	3,545,248
Trane Technologies	21,529	5,250,923
Uber Technologies †	56,683	3,489,972
Vertiv Holdings Class A	5,642	270,985
Waste Management	23,141	4,144,553
Westinghouse Air Brake Technologies	29,588	3,754,717
WW Grainger	5,923	4,908,331
Yaskawa Electric	42,400	1,771,177
		86,664,915
Information Technology — 44.96%
Accenture Class A	769	269,850
Adobe †	18,855	11,248,893
Advanced Micro Devices †	30,315	4,468,734
Analog Devices	52,209	10,366,619
Apple	1,162,369	223,790,904
Applied Materials	128,138	20,767,326
AppLovin Class A †	72,460	2,887,531
Arista Networks †	23,636	5,566,514
ASML Holding	12,424	9,349,839
Atlassian Class A †	11,133	2,648,095
Autodesk †	14,164	3,448,651
Broadcom	14,728	16,440,130
Cadence Design Systems †	21,287	5,797,940
Cloudflare Class A †	9,687	806,540
Cognex	57,496	2,399,883
Crowdstrike Holdings Class A †	16,310	4,164,269
Datadog Class A †	81,185	9,854,235
DocuSign †	169,986	10,105,668
Dynatrace †	123,484	6,753,340
Elastic †	29,273	3,299,067
Fair Isaac †	11,986	13,951,824
Fortinet †	47,688	2,791,179
Gartner †	21,027	9,485,490
GoDaddy Class A †	72,387	7,684,604
Intuit	7,553	4,720,852
Keyence	14,300	6,300,113
KLA	6,724	3,908,661
Lam Research	7,537	5,903,431
Lattice Semiconductor †	81,180	5,600,608
Manhattan Associates †	34,752	7,482,801
Microsoft	427,708	160,835,316
NetApp	52,168	4,599,131
Nutanix Class A †	64,145	3,059,075
NVIDIA	213,955	105,954,795
Okta †	110,727	10,024,115
Palantir Technologies Class A †	95,363	1,637,383
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Palo Alto Networks †	19,914	$ 5,872,240
Pegasystems	50,662	2,475,345
QUALCOMM	14,306	2,069,077
Salesforce †	154,563	40,671,708
ServiceNow †	15,501	10,951,302
Smartsheet Class A †	86,833	4,152,354
Snowflake Class A †	10,429	2,075,371
Splunk †	18,221	2,775,969
Synopsys †	13,004	6,695,890
Teradata †	39,123	1,702,242
Workday Class A †	21,722	5,996,575
Zscaler †	51,956	11,511,371
		805,322,850
Materials — 0.59%
Eagle Materials	16,043	3,254,162
Ecolab	36,391	7,218,155
		10,472,317
Total Common Stocks (cost $1,219,829,098)		1,785,934,941

Exchange-Traded Fund — 0.03%
iShares Russell 1000 Growth ETF	1,725	522,968
Total Exchange-Traded Fund (cost $517,549)		522,968

Rights — 0.00%
ABIOMED †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.21%
Money Market Mutual Funds — 0.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	953,527	953,527
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	953,527	953,527
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	953,527	953,527

2    NQ- OPTLG [1223] 0224 (3376045)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	953,528	$ 953,528
Total Short-Term Investments (cost $3,814,109)		3,814,109

Total Value of Securities—99.94% (cost $1,224,160,756)		1,790,288,031
Receivables and Other Assets Net of Liabilities—0.06%		1,068,711
Net Assets Applicable to 89,927,360 Shares Outstanding—100.00%		$1,791,356,742

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
UBS	JPY	(381,224,900)	USD	2,714,032	3/29/24	$(28,849)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

NQ- OPTLG [1223] 0224 (3376045)    3